Prepaid expenses and other receivables	12 Months Ended
Dec. 31, 2023
Trade and other receivables [abstract]
Note 7 - Prepaid expenses and other receivables
Note 7 - Prepaid expenses and other receivables

As of December 31
2023	2022
$ millions	$ millions

Government institutions	104	111
Current tax assets	67	53
Derivative instruments	53	10
Prepaid expenses	35	70
Receivables from equity-accounted investees sale	17	-
Other	87	79
	363	323